Acquisition of Quantum (Details) - Schedule of fair value of consideration transferred and estimated fair values of the assets acquired - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Schedule of fair value of consideration transferred and estimated fair values of the assets acquired [Abstract]
Deferred consideration	$ 229
Contingent consideration	1,421
Share consideration-606,060 shares of XL Common Stock	109
Total consideration	1,759
Software	256
Equipment and hardware	151
Intangible asset – developed technology	863
Goodwill	489	$ 9,271	$ 489
Fair values of assets acquired	$ 1,759